Stock-Based Incentive Plan (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	1,862,236
Vest ratably over three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	1,150,871
Vest in three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	628,951
Vest after one year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	47,420
Vest after two years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock awards, granted	34,994
Restricted shares, restricted units and performance shares | Vest ratably over three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	3 years
Restricted shares, restricted units and performance shares | Vest in three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	3 years
Restricted shares, restricted units and performance shares | Vest after two years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	2 years
Long Term Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for issuance to employees	55,300,000
Total unrecognized compensation expense, net of estimated forfeitures	$ 63.9
Weighted-average period over which total unrecognized compensation expense expected to be recognized (years)	1 year 7 months 12 days
Intrinsic value of stock-based awards exercised and restricted stock units converted	96.5	111.7
Long Term Incentive Plan 2003 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award expiration period, in years	10 years
Average remaining contractual term for options outstanding, in years	6 years 6 months 8 days
Average remaining contractual term for options vested and expected to vest, in years	6 years 4 months 28 days
Average remaining contractual term for options exercisable, in years	5 years 2 months 20 days
Aggregate intrinsic value for options outstanding	289.6
Aggregate intrinsic value for options vested and expected to vest	275.8
Aggregate intrinsic value for options exercisable	$ 196.8
Long Term Incentive Plan 2003 | Minimum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	3 years
Long Term Incentive Plan 2003 | Maximum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option award vesting period, in years	4 years